Income taxes - Schedule of deferred tax assets and liabilities (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
U.S. and state net operating loss carryforwards	$ 24,744,841	$ 24,322,172
Accruals and other temporary differences	202,301	529,462
Amortization	35,783	32,171
Stock-based compensation	1,591,131	1,847,441
Tax credit carryforward	1,964,189	1,423,292
Total deferred tax assets	28,538,245	28,154,538
Less valuation allowance	(28,533,755)	(28,127,611)
Deferred tax assets	4,490	26,927
Deferred tax liabilities:
Stock-based compensation	(4,490)	(23,316)
Depreciation	0	(3,611)
Accruals and other temporary differences	0	0
Deferred tax liabilities	(4,490)	(26,927)
Net deferred tax assets	$ 0	$ 0